Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	2	39
Pre-Modification Outstanding Recorded Investment	$ 547	$ 3,995
Post-Modification Outstanding Recorded Investment	547	3,909
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts		6
Pre-Modification Outstanding Recorded Investment		984
Post-Modification Outstanding Recorded Investment		976
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	2	3
Pre-Modification Outstanding Recorded Investment	547	1,205
Post-Modification Outstanding Recorded Investment	547	1,205
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts		25
Pre-Modification Outstanding Recorded Investment		1,740
Post-Modification Outstanding Recorded Investment		1,662
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		66
Post-Modification Outstanding Recorded Investment		$ 66